Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Temporary Equity [Table Text Block]

As of December 31, 2011 and 2010, the authorized, issued and outstanding shares of redeemable convertible preferred stock (preferred stock) were as follows:

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series C	Series C-1	Total
As of December 31, 2011
Shares authorized	6,040,000	8,923,785	26,069,584	31,082,381	72,115,750
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

As of December 31, 2010
Shares authorized	6,040,000	8,923,785	26,069,584	29,969,764	71,003,133
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

Schedule Of Proceeds From Stock Issuances [Table Text Block]

The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Sale of shares pursuant to registered direct offering	9,090,911	$5,000,001
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	375,000	$—
Issuance of shares for conversion of 4% Convertible Notes	345,580	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares in lieu of cash for consultant	17,500	$—

Totals	10,528,991	$5,303,001

The Company issued 38,272,094 shares of common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

The Company issued 11,432,549 shares of common stock during 2011. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	34,153	$—
Exercise of August 2009 warrants	374,561	$191,026
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	714,126	$—
Conversion of 12% Convertible Notes completed in Fourth Quarter 2011	1,200,000	$—
Sale of shares pursuant to private offering completed in Second Quarter 2011	984,850	$325,000
Sale of shares pursuant to October 2010 equity purchase agreement	7,913,804	$3,449,330
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	211,055	$—
Totals	11,432,549	$3,965,356

The Company issued 6,830,115 shares of Common stock during 2010. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds

Conversion of Series D Convertible Preferred shares	762,750	$—
Exercise of August 2009 warrants	274,251	$165,703
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	371,927	$—
Sale of shares pursuant to registered direct offering completed in Fourth Quarter 2010	3,727,677	$1,506,000
Sale of shares pursuant to October 2010 equity purchase agreement	1,350,000	$613,920
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	343,510	$—

Totals	6,830,115	$2,285,623

The following summarizes the accounting for the December 2006 transaction with existing stockholders:

Total cash received and carrying value of securities and instruments exchanged in the Series C Preferred first closing:
Cash received	$6,645,719
Carrying value of 2005 Notes and accrued interest	4,331,720
Forbearance of 2005 Notes additional default interest	85,394
Carrying value of Series A Preferred including accrued dividends	8,741,917
Carrying value of Series B Preferred including accrued dividends	10,634,303
Fair value of Series B Preferred warrant liability	3,840,973
Total cash received and carrying value of securities and instruments exchanged in the first closing		$34,280,026
Fair value of new instruments upon issuance:
Fair value of Series C Preferred at issuance	10,977,439
Fair value of Junior Preferred	8,302,580
Fair value of Series C Preferred warrant liability	482,190
Total fair value of new instruments upon issuance		19,762,209
Gain on redemption and exchange of redeemable convertible preferred stock		$14,517,817

Shares Reseved For Future Issuances [Table Text Block]

The Company had reserved shares of common stock for future issuance as follows:

	December 31
	2011	2010
Redeemable convertible preferred stock (assuming conversion)	66,823,440	66,823,440
Warrants to purchase redeemable convertible preferred stock (assuming conversion)	2,191,614	3,222,942
Stock Option Plan:
Shares available for grant	5,192,212	1,022,568
Options outstanding	7,339,593	7,705,343
Total shares reserved for future issuance	81,546,859	78,774,293

Schedule Of Allocation Of Fair Value [Table Text Block]

The allocation of fair value between the Company’s common stock and preferred stock using the PWER methodology was as follows:

Valuation Date	Common	Junior Preferred	Series C Preferred	Series C-1 Preferred	Type of Valuation

12/31/2006	$0.241	$0.572	$0.628	$–	Retrospective
12/31/2007	0.397	0.815	0.873	–	Retrospective
4/15/2008	0.626	0.938	1.041	1.204	Contemporaneous
9/15/2009	0.955	1.489	1.313	1.427	Contemporaneous
8/31/2010	0.220	0.860	0.920	1.230	Contemporaneous
9/30/2011	–	–	–	0.670	Contemporaneous

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

During the year ended December 31, 2010, the Company granted stock options which were valued using the assessed values of the Company’s common stock as follows:

Grant Date	Number of Options Granted	Exercise Price per Share	Black-Scholes Fair Value per Share	Intrinsic Value per Share

3/23/2006	893,842	$0.20	$0.14	$–
7/26/2006	60,000	0.20	0.14	–
2/27/2007	1,703,869	0.20	0.17	–
4/6/2007	100,000	0.20	0.16	–
5/14/2007	50,000	0.20	0.17	–
11/16/2007	92,500	0.40	0.18	–
12/17/2007	250,000	0.40	0.26	–
1/1/2008	1,226,467	0.40	0.25	–
2/12/2008	60,000	0.40	0.25	–
4/10/2008	17,505	0.40	0.34	–
4/15/2008	400,000	0.63	0.39	–
6/2/2008	15,000	0.63	0.40	–
8/11/2008	10,000	0.63	0.39	–
8/20/2008	369,861	0.63	0.39	–
9/17/2008	250,000	0.63	0.37	–
1/9/2009	15,000	0.63	0.35	–
7/27/2009	5,000	0.63	0.45	–
10/27/2009	5,000	0.96	0.68	–
2/9/2010	300,000	0.96	0.69	–
4/15/2010	128,000	0.96	0.69	–
10/8/2010	1,831,348	0.25	0.18	–

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the stock options granted by the Company during the three months ended March 31, 2013. These options were granted to employees and board members under the Company’s Long-Term Incentive Plan.

Three Months Ended
March 31, 2013

Options Granted	Exercise Price

303,000	$0.51 - $0.53

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

The following table summarizes stock option activity under the 2000 Stock Option Plan and 2010 Equity Incentive Plan from March 3, 2000 (inception) through December 31, 2011:

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at March 3, 2000 (inception)	–	–	$–
Shares authorized	990,250	–	–
Options granted	(35,000)	35,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2000	955,250	35,000	0.10
Options granted	(540,000)	540,000	0.10
Options cancelled	–	–	–
Balance at December 31, 2001	415,250	575,000	0.13
Options granted	(334,000)	334,000	0.20
Options cancelled	94,000	(94,000)	0.10
Balance at December 31, 2002	175,250	815,000	0.17
Shares authorized	2,058,750	–	–
Options granted	(1,829,500)	1,829,500	0.20
Options cancelled	160,000	(160,000)	0.11
Balance at December 31, 2003	564,500	2,484,500	0.19
Options granted	(553,500)	553,500	0.20
Options cancelled	397,000	(397,000)	0.16
Balance at December 31, 2004	408,000	2,641,000	0.19
Options granted	(212,289)	212,289	0.20
Options cancelled	1,160,000	(1,160,000)	0.20
Balance at December 31, 2005	1,355,711	1,693,289	0.19
Shares authorized	2,900,000	–	–
Options granted	(953,842)	953,842	0.20
Options cancelled	200,000	(200,000)	0.20
Balance at December 31, 2006	3,501,869	2,447,131	0.19

		Outstanding Options
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at December 31, 2006 (continued)	3,501,869	2,447,131	$0.19
Options granted	(2,196,369)	2,196,369	0.20
Options exercised	–	(208,747)	0.20
Options cancelled	92,253	(92,253)	0.20
Balance at December 31, 2007	1,397,753	4,342,500	0.20
Shares authorized	4,051,000	–	–
Options granted	(2,348,833)	2,348,833	0.50
Options cancelled	50,000	(50,000)	0.20
Balance at December 31, 2008	3,149,920	6,641,333	0.31
Options granted	(25,000)	25,000	0.69
Options exercised	–	(5,076)	0.49
Options cancelled	5,870	(5,870)	0.51
Balance December 31, 2009	3,130,790	6,655,387	0.32
Shares authorized	2,853,916	–	–
Options granted	(2,259,348)	2,259,348	0.28
Options exercised	–	(5,000)	0.20
Options cancelled	–	(466,215)	0.40
Options forfeited	–	(738,177)	0.40
Expiration of plan	(2,702,790)	–	–
Balance December 31, 2010	1,022,568	7,705,343	0.33
Shares authorized	4,169,644	–	–
Options expired	–	(365,750)	0.37
Balance December 31, 2011	5,192,212	7,339,593	$0.31

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable [Table Text Block]

The following table summarizes information about stock options outstanding as of December 31, 2011 and 2010, which are expected to vest, of which a portion were already vested and exercisable:

	December 31, 2011				December 31, 2010
	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Intrinsic Value	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Intrinsic Value

Outstanding	7,339,593	5.81	$0.31	$147,092	7,705,343	6.10	$0.33	$943,970
Exercisable	6,173,109	5.29	0.30	123,762	5,482,037	5.80	0.29	458,573

Schedule of Share-based Compensation, Activity [Table Text Block]

The following table summarizes information about all stock options outstanding as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
Exercise Price	Number of Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Number of Options Exercisable	Number of Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Number of Options Exercisable

$0.10	–	–	–	107,000	0.38	107,000
$0.20	3,577,525	3.96	3,577,525	3,702,525	4.39	3,683,876
$0.25	1,831,348	8.61	846,393	1,831,348	7.82	353,916
$0.40	1,120,220	6.01	1,116,022	1,120,220	7.05	914,917
$0.63	445,000	6.70	437,295	535,000	7.69	370,870
$0.96	365,500	8.14	195,874	409,250	9.26	51,458
	7,339,593		6,173,109	7,705,343		5,482,037